Financial risk management and financial instruments - Statement of Financial Position Impact (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Derivatives and financial guarantees
Financial risk management and financial instruments
Financial liabilities	R (2,205)	R (2,059)
Derivatives
Financial risk management and financial instruments
Financial assets	645	1,827
Financial liabilities	(2,028)	(1,912)
Foreign exchange contracts
Financial risk management and financial instruments
Financial assets	15	42
Financial liabilities	(44)	(45)
Coal swaps
Financial risk management and financial instruments
Financial liabilities		(414)
Crude oil futures
Financial risk management and financial instruments
Financial liabilities	(27)	(91)
Zero-cost collar
Financial risk management and financial instruments
Financial assets	582	979
Financial liabilities	(3)	(1,317)
Crude oil options
Financial risk management and financial instruments
Financial assets		482
Interest rate swaps
Financial risk management and financial instruments
Financial assets	15	291
Financial liabilities	(1,488)	(45)
Ethane swaps
Financial risk management and financial instruments
Financial assets	2	33
Financial liabilities	(456)
Other commodity derivatives
Financial risk management and financial instruments
Financial assets	31
Financial liabilities	(10)
Financial guarantees
Financial risk management and financial instruments
Financial liabilities	R (177)	R (147)